PROPERTY, EQUIPMENT AND SOFTWARE, NET	6 Months Ended
Jun. 30, 2024
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

4. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	US$	US$
Machinery and laboratory equipment	5,201,479	5,171,471
Leasehold improvements	1,037,675	1,031,254
Electronic equipment	1,818,352	1,815,343
Furniture and tools	42,821	49,509
Vehicles	78,928	78,439
Software	363,943	361,843
Total property, equipment and software	8,543,198	8,507,859
Less: accumulated depreciation and amortization	(6,708,077)	(7,068,757)
Net book value	1,835,121	1,439,102

Depreciation and amortization expenses recognized for the six months ended June 30, 2023 and 2024 were US$518,199 and US$399,798 respectively.